NATIONWIDE VARIABLE INSURANCE TRUST

NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income
Fund
NVIT Bond Index Fund
NVIT Calvert Equity Fund (formerly, NVIT BNY
Mellon Sustainable U.S. Equity Fund)
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT International Equity Fund
NVIT International Index Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund

NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan MozaicSM Multi-Asset Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund (formerly,
NVIT Neuberger Berman Multi Cap Opportunities
Fund)
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund (formerly,
NVIT Short Term Bond Fund)
NVIT Mid Cap Index Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT NS Partners International Focused Growth Fund
(formerly, NVIT AllianzGI International Growth Fund)
NVIT Real Estate Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Supplement dated June 20, 2023
to the Statement of Additional Information (“SAI”) dated May 1, 2023

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Government Bond Fund

Effective July 1, 2023, the SAI is amended as follows:

1.	All references to, and information regarding, Gary R. Hunt, CFA are deleted in their entirety.

2.	The subsection “Investments in Each Fund” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of March 31, 2023)
Nationwide Asset Management, LLC
Nicholas J. Kern, CFA	NVIT Government Bond Fund	None

3.	The subsection “Other Managed Accounts” under the heading “Appendix C – Portfolio Managers” is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of March 31, 2023)
Nationwide Asset Management, LLC
Nicholas J. Kern, CFA	Mutual Funds: 2 accounts, $561 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE